CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 16,031	$ 21,510	$ 21,044
Other comprehensive income
Actuarial gains and losses	20	(114)	574
Change in fair value of investments in equity instruments	144	(11)	112
Tax effect	46	(11)	(96)
Currency translation adjustment generated by the parent company	(4,163)	2,573	(4,976)
Items not potentially reclassifiable to profit and loss	(3,953)	2,437	(4,386)
Currency translation adjustment	2,759	(3,277)	1,734
Cash flow hedge	3,119	2,898	(5,452)
Variation of foreign currency basis spread	(32)	(11)	65
Share of other comprehensive income of equity affiliates, net amount	(246)	(208)	3,497
Other	1	(2)	(16)
Tax effect	(814)	(730)	1,449
Items potentially reclassifiable to profit and loss	4,787	(1,330)	1,277
Total other comprehensive income (net amount)	834	1,107	(3,109)
COMPREHENSIVE INCOME	16,865	22,617	17,935
TotalEnergies share	16,636	22,534	17,419
Non-controlling interests	$ 229	$ 83	$ 516